Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Charterer Concentration
Charterers or pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s tanker and LPG carrier segments, were as follows:

Charterer/Pool manager	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
A	100%	100%	76%
B	—%	—%	24%
Total	100%	100%	100%